INVENTORIES (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Raw materials	$ 3,205,286	$ 4,884,583	$ 2,704,906
Raw materials in transit		4,380,618	3,411,070
Work-in-progress	213,114	1,493,258	1,012,901
Finished goods	3,303,488	8,393,150	9,381,825
Total inventory	$ 6,721,888	$ 19,151,609	$ 16,510,702